Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Accounts receivable, gross	3,032.5	5,327.9
Allowance for credit losses	(4.5)	(4.1)
Accounts receivable, net	3,028.0	5,323.8